Loans and other financial assets at amortized cost - Changes in allowances for credit losses on loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (456,607,279)
Changes in allowance account for credit losses of financial assets [abstract]
Ending balance	(486,850,601)	₩ (456,607,279)
Loans and receivables, category [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(359,359,895)
Changes in allowance account for credit losses of financial assets [abstract]
Ending balance	(386,173,471)	(359,359,895)
Loans and receivables, category [member] | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,242,267)	(672,636)	₩ (568,100)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(134,787)	(246,530)	(127,446)
Transfer to lifetime expected credit losses	84,243	46,227	36,465
Transfer to credit-impaired financial assets	137,138	25,792	6,819
Net reversal (provision) of allowance for credit losses	(141,399)	(406,628)	(2,560)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	1,465	284	280
Interest income from impaired loans	0	0	0
Others	(27,519)	11,224	(4,829)
Changes due to business combinations			(13,265)
Ending balance	(1,323,126)	(1,242,267)	(672,636)
Loans and receivables, category [member] | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,014,758)	(1,074,137)	(789,833)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	131,909	242,995	121,040
Transfer to lifetime expected credit losses	(90,222)	(56,541)	(40,764)
Transfer to credit-impaired financial assets	182,616	60,230	23,934
Net reversal (provision) of allowance for credit losses	(186,036)	(209,954)	(390,701)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	8,707	931	190
Interest income from impaired loans	0	0	0
Others	4,793	21,718	(579)
Changes due to business combinations			2,576
Ending balance	(962,991)	(1,014,758)	(1,074,137)
Loans and receivables, category [member] | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(717,946)	(587,353)	(528,777)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	2,878	3,535	6,406
Transfer to lifetime expected credit losses	5,979	10,314	4,299
Transfer to credit-impaired financial assets	(319,754)	(86,022)	(30,753)
Net reversal (provision) of allowance for credit losses	(1,340,480)	(1,194,936)	(467,893)
Recovery	(121,893)	(143,392)	(179,808)
Charge-off	882,478	906,665	522,874
Disposal	464,761	326,522	67,480
Interest income from impaired loans	44,814	34,894	21,381
Others	34,950	11,827	(1,045)
Changes due to business combinations			(1,517)
Ending balance	(1,064,213)	(717,946)	(587,353)
Loans and receivables, category [member] | Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(196,845)	(147,876)	(136,520)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(27,467)	(25,553)	(21,684)
Transfer to lifetime expected credit losses	14,659	10,881	10,211
Transfer to credit-impaired financial assets	7,714	7,085	3,960
Net reversal (provision) of allowance for credit losses	(28,741)	(41,029)	(734)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	1,442	18	0
Interest income from impaired loans	0	0	0
Others	908	(371)	(4,350)
Changes due to business combinations			1,241
Ending balance	(228,330)	(196,845)	(147,876)
Loans and receivables, category [member] | Consumers | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(134,002)	(128,089)	(97,604)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	25,983	22,750	21,210
Transfer to lifetime expected credit losses	(17,333)	(12,892)	(11,568)
Transfer to credit-impaired financial assets	18,054	24,577	8,975
Net reversal (provision) of allowance for credit losses	(43,686)	(41,105)	(49,398)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	2,032	419	62
Interest income from impaired loans	0	0	0
Others	637	338	(495)
Changes due to business combinations			729
Ending balance	(148,315)	(134,002)	(128,089)
Loans and receivables, category [member] | Consumers | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(220,845)	(241,942)	(206,617)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	1,484	2,803	474
Transfer to lifetime expected credit losses	2,674	2,011	1,357
Transfer to credit-impaired financial assets	(25,768)	(31,662)	(12,935)
Net reversal (provision) of allowance for credit losses	(378,285)	(340,607)	(156,286)
Recovery	(61,554)	(65,639)	(70,077)
Charge-off	262,651	301,995	161,850
Disposal	75,603	114,643	21,862
Interest income from impaired loans	14,629	15,553	11,805
Others	49,286	22,000	(948)
Changes due to business combinations			7,573
Ending balance	(280,125)	(220,845)	(241,942)
Loans and receivables, category [member] | Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(947,688)	(453,621)	(362,766)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(76,352)	(190,665)	(74,402)
Transfer to lifetime expected credit losses	60,633	28,452	18,678
Transfer to credit-impaired financial assets	128,228	17,959	2,217
Net reversal (provision) of allowance for credit losses	(107,916)	(361,735)	(22,646)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	23	266	280
Interest income from impaired loans	0	0	0
Others	(28,427)	11,656	(479)
Changes due to business combinations			(14,503)
Ending balance	(971,499)	(947,688)	(453,621)
Loans and receivables, category [member] | Corporates | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(762,644)	(818,234)	(576,740)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	75,186	190,047	68,546
Transfer to lifetime expected credit losses	(63,280)	(36,229)	(21,502)
Transfer to credit-impaired financial assets	162,162	33,272	12,769
Net reversal (provision) of allowance for credit losses	(121,901)	(153,392)	(303,198)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	6,675	512	128
Interest income from impaired loans	0	0	0
Others	4,156	21,380	(84)
Changes due to business combinations			1,847
Ending balance	(699,646)	(762,644)	(818,234)
Loans and receivables, category [member] | Corporates | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(363,703)	(241,465)	(251,233)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	1,166	618	5,856
Transfer to lifetime expected credit losses	2,647	7,777	2,824
Transfer to credit-impaired financial assets	(290,390)	(51,231)	(14,986)
Net reversal (provision) of allowance for credit losses	(582,211)	(515,711)	(107,038)
Recovery	(36,318)	(44,043)	(55,743)
Charge-off	329,506	298,665	140,744
Disposal	297,533	172,519	37,722
Interest income from impaired loans	30,185	19,341	9,576
Others	(14,336)	(10,173)	(97)
Changes due to business combinations			(9,090)
Ending balance	(625,921)	(363,703)	(241,465)
Loans and receivables, category [member] | Credit card accounts
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(89)	(27)	0
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of allowance for credit losses	(7,663)	(1,011)	(27)
Recovery	0	0	0
Charge-off	622	0	0
Disposal	837	949	0
Interest income from impaired loans	0	0	0
Others	(1,002)	0	0
Changes due to business combinations			0
Ending balance	(7,295)	(89)	(27)
Loans and receivables, category [member] | Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(97,734)	(71,139)	(68,814)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(30,968)	(30,312)	(31,360)
Transfer to lifetime expected credit losses	8,951	6,894	7,576
Transfer to credit-impaired financial assets	1,196	748	642
Net reversal (provision) of allowance for credit losses	(4,742)	(3,864)	20,820
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Others	0	(61)	0
Changes due to business combinations			(3)
Ending balance	(123,297)	(97,734)	(71,139)
Loans and receivables, category [member] | Credit card accounts | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(118,112)	(127,814)	(115,489)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	30,740	30,198	31,284
Transfer to lifetime expected credit losses	(9,609)	(7,420)	(7,694)
Transfer to credit-impaired financial assets	2,400	2,381	2,190
Net reversal (provision) of allowance for credit losses	(20,449)	(15,457)	(38,105)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Others	0	0	0
Changes due to business combinations			0
Ending balance	(115,030)	(118,112)	(127,814)
Loans and receivables, category [member] | Credit card accounts | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(133,398)	(103,946)	(70,927)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	228	114	76
Transfer to lifetime expected credit losses	658	526	118
Transfer to credit-impaired financial assets	(3,596)	(3,129)	(2,832)
Net reversal (provision) of allowance for credit losses	(379,984)	(338,618)	(204,569)
Recovery	(24,021)	(33,710)	(53,988)
Charge-off	290,321	306,005	220,280
Disposal	91,625	39,360	7,896
Interest income from impaired loans	0	0	0
Others	0	0	0
Changes due to business combinations			0
Ending balance	₩ (158,167)	₩ (133,398)	₩ (103,946)